Loans and Allowance for Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]

4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans at March 31, 2020 and 2021 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2020	2021
	(in millions)
Domestic:
Manufacturing	¥11,448,778	¥13,133,360
Construction	733,212	763,958
Real estate	12,054,671	11,997,301
Services	2,585,111	2,908,975
Wholesale and retail	7,504,561	7,766,070
Banks and other financial institutions (1)	5,161,093	6,443,296
Communication and information services	1,572,344	1,407,738
Other industries	8,673,871	8,838,718
Consumer	15,319,721	15,066,986

Total domestic	65,053,362	68,326,402

Foreign:
Governments and official institutions	726,347	655,367
Banks and other financial institutions (1)	11,788,225	10,649,029
Commercial and industrial	32,565,030	29,574,176
Other	8,404,062	6,822,771

Total foreign	53,483,664	47,701,343

Unearned income, unamortized premiums—net and deferred loan fees—net	(350,287)	(308,882)

Total (2)	¥118,186,739	¥115,718,863

Notes:
(1)	Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥344,790 million and ¥353,095 million at March 31, 2020 and 2021, respectively.
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 for further information. Effective as of April 1, 2020, all of the domestic classes within the Commercial segment were combined into one class.
Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information
.

The information on nonaccrual loans by class at March 31, 2020 and 2021, and recognized interest income on nonaccrual loans by class for the fiscal year ended March 31, 2021 are shown below:

March 31, 2020:	Nonaccrual Loans (1)
(in millions)
Commercial
Domestic	¥312,972
Foreign	127,001
Residential	63,998
Card	61,172
MUAH	35,840
Krungsri	149,732
Other	27,754

Total	¥778,469

	Recorded Loan Balance
March 31, 2021:	Nonaccrual Loans (1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses (2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥565,671	¥111,141	¥4,355
Foreign	258,391	96,833	5,110
Residential	67,968	4,720	923
Card	60,200	—	37
MUAH	73,706	30,242	1,057
Krungsri	161,338	3,042	5,562
Other	26,567	29	4,203

Total	¥1,213,841	¥246,007	¥21,247

Notes:
(1)	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥8,562 million at March 31, 2020 and 2021, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
(2)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.

Impaired Loans
The MUFG Group’s impaired loans primarily include nonaccrual loans and TDRs. The following table shows information about impaired loans by class at March 31, 2020:

	Recorded Loan Balance
At March 31, 2020:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥598,737	¥147,890	¥746,627	¥784,298	¥268,070
Foreign	141,897	56,464	198,361	220,283	96,009
Loans acquired with deteriorated credit quality	12,906	—	12,906	19,947	4,767
Residential (3)	88,075	4,822	92,897	107,629	12,770
Card (3)	65,240	280	65,520	72,714	19,799
MUAH (3)	33,884	33,835	67,719	84,737	5,977
Krungsri (3)	68,126	30,833	98,959	106,265	30,198
Other (3)	22,749	1,091	23,840	26,091	6,152

Total (2)	¥1,031,614	¥275,215	¥1,306,829	¥1,421,964	¥443,742

Notes:
(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
(2)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥330 million at March 31, 2020.
(3)	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.
The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2019 and 2020:

	2019		2020
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥766,847	¥12,383	¥726,794	¥8,722
Foreign	159,999	3,127	174,831	3,013
Loans acquired with deteriorated credit quality	7,814	182	9,395	74
Residential	107,165	1,620	98,238	1,252
Card	66,187	1,614	65,270	1,241
MUAH	71,162	2,292	82,832	2,801
Krungsri	83,165	4,995	91,577	5,274
Other	—	—	11,854	494

Total	¥1,262,339	¥26,213	¥1,260,791	¥22,871

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019		2020		2021
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥36,693	¥36,693	¥61,735	¥61,735	¥39,282	¥39,282
Foreign	5,692	5,692	39,827	39,827	33,839	33,839
Loans acquired with deteriorated credit quality	50	50	10,786	10,786	—	—
Residential (1)(3)	7,379	7,379	5,137	5,137	18,121	18,121
Card (2)(3)	19,685	18,837	22,625	21,561	20,857	19,737
MUAH (2)(3)	19,837	19,837	33,782	33,564	22,801	22,763
Krungsri (2)(3)	24,392	24,330	31,238	31,209	18,548	18,548
Other (2)(3)	—	—	12,781	12,780	24,968	24,956

Total	¥113,728	¥112,818	¥217,911	¥216,599	¥178,416	¥177,246

	2019	2020	2021
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥11,002	¥8,857	¥16,179
Foreign	—	2,337	9,861
Residential (1)(3)	362	31	157
Card (2)(3)	3,442	3,320	2,733
MUAH (2)(3)	349	4,656	3,437
Krungsri (2)(3)	7,926	7,305	6,226
Other (2)(3)	—	15	857

Total	¥23,081	¥26,521	¥39,450

Notes:
(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.
(3)	For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments and reduction in the stated rate was the primary concession type in the Card and Other segments. For the fiscal year ended March 31, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.
A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. The amount of pre-modification
outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2019, 2020 and 2021 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted
.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUFG Americas Holdings, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥90,097 million and ¥130,788 million at March 31, 2020 and 2021, respectively. See Note 24 for further discussion of commitments to extend credit.
In the MUFG Americas Holdings segment, TDR accounting was suspended for loan modifications that occurred from March 1, 2020, through June 30, 2020, where
COVID-19
related modifications were granted to loans that were current as of December 31, 2019, based on the Coronavirus Aid, Relief, and Economic Security Act, or where
COVID-19
related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications were primarily payment deferrals, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.
In the Krungsri segment, TDR accounting was suspended for loan modifications that occurred during the six months ended June 30, 2020, where
COVID-19
related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications included payment deferrals and reductions in stated rate, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.

Credit Quality Indicator
Credit quality indicators of loans by class at March 31, 2020 are shown below:

At March 31, 2020:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,695,889	¥1,186,044	¥220,245	¥51,102,178
Foreign	34,719,041	636,523	128,073	35,483,637
Loans acquired with deteriorated credit quality	8,255	9,739	18,978	36,972

Total	¥84,423,185	¥1,832,306	¥367,296	¥86,622,787

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,256,744	¥61,746	¥13,318,490
Card	¥504,357	¥61,286	¥565,643

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
(in millions)
MUAH	¥ 4,590,805	¥ 15,119	¥ 4,877,863	¥ 87,648	¥ 84,033	¥ 9,655,468

	Performing	Under- Performing	Non-Performing	Total (1)
	(in millions)
Krungsri	¥6,241,696	¥508,847	¥161,047	¥6,911,590

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,086,517	¥31,376	¥1,117,893

Credit quality indicators of loans and fiscal year of origination by class at March 31, 2021 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total (1)
At March 31, 2021:	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥29,805,641	¥10,256,709	¥9,410,172	¥5,360,221	¥4,736,515	¥6,945,092	¥19,401,336	¥9,776	¥85,925,462
Domestic	22,402,694	6,392,946	6,126,746	3,840,964	3,649,145	5,286,408	6,934,308	—	54,633,211
Normal	21,936,776	6,058,126	5,915,318	3,666,734	3,551,332	4,847,597	6,604,586	—	52,580,469
Close Watch	431,223	319,073	195,630	162,176	74,698	317,622	306,236	—	1,806,658
Likely to become Bankrupt or Legally/Virtually Bankrupt	34,695	15,747	15,798	12,054	23,115	121,189	23,486	—	246,084
Foreign	7,402,947	3,863,763	3,283,426	1,519,257	1,087,370	1,658,684	12,467,028	9,776	31,292,251
Normal	7,158,793	3,704,240	3,155,261	1,423,064	1,032,052	1,534,943	12,231,018	9,776	30,249,147
Close Watch	200,305	118,027	91,867	60,422	51,433	69,436	197,405	—	788,895
Likely to become Bankrupt or Legally/Virtually Bankrupt	43,849	41,496	36,298	35,771	3,885	54,305	38,605	—	254,209
Residential	¥623,328	¥847,314	¥822,883	¥892,166	¥1,304,110	¥8,660,022	¥32,984	¥8	¥13,182,815
Accrual	623,035	846,787	822,411	891,407	1,302,427	8,599,621	30,897	—	13,116,585
Nonaccrual	293	527	472	759	1,683	60,401	2,087	8	66,230
Card	¥14	¥96	¥171	¥304	¥110	¥513	¥417,804	¥60,284	¥479,296
Accrual	1	10	13	19	7	79	404,301	14,666	419,096
Nonaccrual	13	86	158	285	103	434	13,503	45,618	60,200
MUAH (2)	¥1,406,996	¥1,366,930	¥915,570	¥861,742	¥770,568	¥1,291,561	¥1,882,377	¥—	¥8,495,744
Credit Quality Based on the Number of Delinquencies
Accrual	472,892	608,580	324,369	552,380	516,051	656,087	130,514	—	3,260,873
Nonaccrual	—	725	518	1,139	1,035	14,801	828	—	19,046
Credit Quality Based on Internal Credit Ratings
Pass	920,959	707,841	486,354	287,316	236,715	542,634	1,625,799	—	4,807,618
Special Mention	4,865	31,361	49,784	14,904	9,522	30,015	76,487	—	216,938
Classified	8,280	18,423	54,545	6,003	7,245	48,024	48,749	—	191,269
Krungsri	¥1,316,031	¥1,197,815	¥958,241	¥506,919	¥285,427	¥402,752	¥1,922,946	¥14,514	¥6,604,645
Performing	1,251,246	1,086,710	855,915	434,818	241,811	314,114	1,754,840	—	5,939,454
Under-Performing	52,821	85,408	74,848	57,314	31,886	57,129	144,447	—	503,853
Non-Performing	11,964	25,697	27,478	14,787	11,730	31,509	23,659	14,514	161,338
Other	¥338,342	¥164,650	¥84,115	¥37,394	¥11,030	¥8,538	¥342,619	¥—	¥986,688
Accrual	335,830	159,363	79,608	35,366	10,556	8,201	331,197	—	960,121
Nonaccrual	2,512	5,287	4,507	2,028	474	337	11,422	—	26,567

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥365 million and nil as of March 31, 2020 and 2021, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.
The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public
information about borrowers and current economic trends as deemed appropriate to each segment.
The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).
Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.
Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment,
suspension of business, voluntary liquidation or filing for legal liquidation.
The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment, the Other segment and consumer loans within the MUFG Americas Holdings segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.
Commercial loans within the MUFG Americas Holdings segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.
Loans within the Krungsri segment are categorized based on their delinquency status. Effective as of April 1, 2020, the category of the Krungsri segment’s credit quality indicator was changed to Performing, Under-Performing, and Non-Performing. Loans categorized as Under-Performing generally represent those that have significant increases in credit risk since origination, including, among other things, loans that are
30 days

or more past due, and loans categorized as Non-Performing generally represent those that are
90 days
or more past due. The above table showing the loans within the Krungsri segment by credit quality indicator category as of March 31, 2020 has been restated based on the new categories.
For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUFG Americas Holdings, Krungsri and Other segments, credit quality indicators are generally based on information as of December 31.

Past Due Analysis
Ages of past due loans by class at March 31, 2020 and 2021 are shown below:

At March 31, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,215	¥26,971	¥36,186	¥51,065,992	¥51,102,178	¥4,720
Foreign	9,927	23,548	33,475	35,450,162	35,483,637	164
Residential	48,404	15,443	63,847	13,248,278	13,312,125	6,288
Card	14,735	29,997	44,732	518,008	562,740	—
MUAH	31,052	14,435	45,487	9,603,339	9,648,826	2,101
Krungsri	160,253	129,186	289,439	6,616,104	6,905,543	—
Other	16,442	24,348	40,790	1,069,186	1,109,976	—

Total	¥290,028	¥263,928	¥553,956	¥117,571,069	¥118,125,025	¥13,273

At March 31, 2021:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥4,763	¥22,996	¥27,759	¥54,605,452	¥54,633,211	¥4,673
Foreign	7,302	22,473	29,775	31,262,476	31,292,251	91
Residential	39,577	28,375	67,952	13,114,863	13,182,815	11,150
Card	2,127	26,786	28,913	450,383	479,296	—
MUAH	42,082	29,337	71,419	8,424,325	8,495,744	4,626
Krungsri	131,573	127,533	259,106	6,345,539	6,604,645	—
Other	21,776	24,201	45,977	940,711	986,688	—

Total	¥249,200	¥281,701	¥530,901	¥115,143,749	¥115,674,650	¥20,540

Note:
(1)	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At March 31, 2021, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Allowance for Credit Losses
Effective as of April 1, 2020, the MUFG Group adopted new guidance on measurement of credit losses on financial instruments. See Note 1 for more information.
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2019, 2020 and 2021 are shown below:

Fiscal year ended March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(43,850)	(4,480)	23,809	9,277	49,574	34,330
Charge-offs	76,664	274	24,310	13,224	59,569	174,041
Recoveries collected	17,565	834	932	3,733	21,053	44,117

Net charge-offs	59,099	(560)	23,378	9,491	38,516	129,924
Other (1)	1,466	—	—	(970)	(10,842)	(10,346)

Balance at end of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Fiscal year ended March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for (reversal of) credit losses	153,782	(1,028)	26,542	30,825	70,023	41,569	321,713
Charge-offs	85,326	3,227	25,149	27,934	77,907	23,592	243,135
Recoveries collected	26,427	375	1,237	4,173	23,170	8,476	63,858

Net charge-offs	58,899	2,852	23,912	23,761	54,737	15,116	179,277
Other (1)	(2,223)	—	—	(650)	9,528	2,265	8,920

Balance at end of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Fiscal year ended March 31, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments (2)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for credit losses	235,584	1,385	17,876	90,064	90,167	49,134	484,210
Charge-offs	77,904	2,745	24,564	40,376	93,192	51,725	290,506
Recoveries collected	9,262	13	1,463	4,362	23,415	6,567	45,082

Net charge-offs	68,642	2,732	23,101	36,014	69,777	45,158	245,424
Other (1)	1,532	—	—	(6,327)	(14,953)	(3,891)	(23,639)

Balance at end of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391

Notes:
(1)	Other is principally comprised of gains or losses from foreign exchange translation.
(2)	See Note 1 for more information.
Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2020 are shown below:

At March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥364,079	¥12,651	¥19,799	¥5,977	¥30,198	¥5,073	¥437,777
Collectively evaluated for impairment	108,100	21,130	15,369	53,013	139,401	22,566	359,579
Loans acquired with deteriorated credit quality (2)	10,096	965	12	5	27	1,079	12,184

Total	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Loans:
Individually evaluated for impairment	¥944,988	¥92,448	¥65,292	¥67,719	¥98,959	¥17,512	¥1,286,918
Collectively evaluated for impairment	85,640,827	13,219,677	497,448	9,581,107	6,806,584	1,092,464	116,838,107
Loans acquired with deteriorated credit quality (2)	36,972	6,365	2,903	7,007	6,047	7,917	67,211

Total (1)	¥86,622,787	¥13,318,490	¥565,643	¥9,655,833	¥6,911,590	¥1,117,893	¥118,192,236

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥19.4 billion and ¥16.8 billion for the fiscal years ended March 31, 2020 and 2021, respectively, and an increase from recoveries in the allowance for credit losses amounting to ¥15.1 billion for the fiscal year ended March 31, 2019 due to loan disposal activity.
The MUFG Group sold ¥1,769 billion, ¥2,136 billion and ¥1,684 billion of loans within the Commercial segment during the fiscal years ended March 31, 2019, 2020 and 2021, respectively.
The MUFG Group sold
¥586

billion of loans within the MUFG Americas Holdings segment during the fiscal year ended March 31, 2021.
The MUFG Group consolidates certain subsidiaries based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous. For the fiscal year ended March 31, 2020, the effect of recording a provision for credit losses and a provision for off-balance
sheet credit instruments as an intervening event primarily due to economic environment triggered by
COVID-19
for the three-month period ended March 31
,
2020 would have been approximately ¥84 billion
 and
would have resulted in a decrease of ¥58 billion to net income attributable to Mitsubishi UFJ Financial Group. For the fiscal year ended March 31, 2021, the effects of recording a provision for credit losses and a provision for off-balance
sheet credit instruments for the three-month period ended March 31
,
2021 would have been approximately ¥10
billion and would have resulted in a decrease of ¥
5
 billion to net income attributable to Mitsubishi UFJ Financial Group.
Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
As of March 31, 2020 and 2021, for the Commercial, MUFG Americas Holdings, Krungsri and Other segments, collateral relating to these loans comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits etc. For the Residential segment, collateral on these loans was mainly real estate.